EARNINGS (LOSS) PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Potentially dilutive option awards excluded from earnings per share calculation (in shares)	31,023,725	4,369,668